Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of income tax provision

	2017		2016		2015
Income taxes, current (1)	Ps.	5,382,865	Ps.	6,724,071	Ps.	7,380,430
Income taxes, deferred	(1,108,745)		(3,851,836)		(1,048,212)

	Ps.	4,274,120	Ps.	2,872,235	Ps	6,332,218

(1)	The current income tax of Mexican companies payable in Mexico represented 93%, 93% and 94% of total current income taxes in 2017, 2016 and 2015, respectively.

Schedule of maturities of income tax payable
2018	Ps.	1,851,923
2019	1,733,977
2020	1,364,183
2021	942,553
2022	578,437
2023	111,470

	Ps.	6,582,543

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	% 2017	% 2016	% 2015
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, primarily tax inflation gain that is not recognized for accounting purposes	10	1	4
Asset tax	—	5	—
Tax loss carryforwards	(2)	(20)	(10)
2014 Tax Reform	1	19	1
Foreign operations	5	4	(2)
Disposition of investment	—	—	10
Share of income in associates and joint ventures, net	(5)	(4)	—
Exchange of Convertible Debentures for Warrants of UHI	—	—	1

Effective income tax rate	39	35	34

Schedule of years of expiration of tax loss carryforwards
Year of Expiration	Tax Loss Carryforwards For Which Deferred Taxes Were Recognized
2018	Ps.	55,400
2019	819,597
2020	232,925
2021	7,210,423
2022	10,626,630
Thereafter	22,418,325

	Ps.	41,363,300

Schedule of deferred income taxes

The deferred income taxes as of December 31, 2017 and 2016, were principally derived from the following temporary differences and tax loss carryforwards:

	2017		2016
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	3,208,863
Allowance for doubtful accounts	1,115,990		1,160,708
Customer advances	2,230,958		2,761,196
Property, plant and equipment, net	1,159,085		—
Tax loss carryforwards:
Operating	10,596,342		11,448,996
Capital	1,812,648		2,380,620

Liabilities:
Investments (1)	(3,968,176)		(4,471,232)
Property, plant and equipment, net	—		(305,654)
Derivative financial instruments	(355,051)		—
Intangible assets and transmission rights	(2,646,267)		(2,898,572)
Prepaid expenses and other items	(1,274,056)		(1,184,163)

Deferred income taxes of Mexican companies	12,059,762		12,100,762
Deferred income tax assets of foreign subsidiaries	257,769		279,683

Deferred income tax assets, net	Ps.	12,317,531	Ps.	12,380,445

(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.3,149,130 and Ps.2,914,499 in 2017 and 2016, respectively.

The gross rollforward of deferred income tax assets, net, is as follows:

	2017		2016
At January 1	Ps.	12,380,445	Ps.	7,665,038
Income statement credit	1,108,745		3,851,836
Other comprehensive income and equity (charge) credit	(1,080,344)		863,571
Loss on disposition of a Publishing business	(91,315)		—

At December 31	Ps.	12,317,531	Ps.	12,380,445

The rollforward of deferred income tax assets and liabilities for the year 2017, was as follows:

At January 1, 2017	Credit (Charge) to Income Statement	Credit (Charge) to Other Comprehensive Income and Equity	At December 31, 2017
Assets:
Accrued liabilities	Ps.	3,208,863	Ps.	179,426	Ps.	—	Ps.	3,388,289
Allowance for doubtful accounts	1,160,708	(44,718)	—	1,115,990
Customer advances	2,761,196	(530,238)	—	2,230,958
Property, plant and equipment, net	—	1,159,085	—	1,159,085
Tax loss carryforwards	13,829,616	(628,278)	(792,348)	12,408,990
Deferred income tax assets of foreign subsidiaries	279,683	(21,914)	—	257,769

Liabilities:
Investments	(4,471,232)	721,525	(218,469)	(3,968,176)
Property, plant and equipment, net	(305,654)	305,654	—	—
Derivative financial instruments	—	(355,051)	—	(355,051)
Intangible assets and transmission rights	(2,898,572)	252,305	—	(2,646,267)
Prepaid expenses and other items	(1,184,163)	(20,366)	(69,527)	(1,274,056)

Deferred income tax assets, net	Ps.	12,380,445	Ps.	1,017,430	Ps.	(1,080,344)	Ps.	12,317,531

The rollforward of deferred income tax assets and liabilities for the year 2016, was as follows:

	At January 1, 2016		Credit (Charge) to Income Statement		Credit (Charge) to Other Comprehensive Income		At December 31. 2016
Assets:
Accrued liabilities	Ps.	2,656,354	Ps.	552,509	Ps.	—	Ps.	3,208,863
Allowance for doubtful accounts	1,187,427		(26,719)		—		1,160,708
Customer advances	2,598,037		163,159		—		2,761,196
Tax loss carryforwards	10,196,480		3,633,136		—		13,829,616
Deferred income tax assets of foreign subsidiaries	195,348		84,335		—		279,683
Asset tax	402,880		(402,880)		—		—

Liabilities:
Investments	(3,504,137)		(2,067,429)		1,100,334		(4,471,232)
Property, plant and equipment, net	(954,678)		649,024		—		(305,654)
Derivative financial instruments	(1,801)		1,801		—		—
Intangible assets and transmission rights	(3,922,230)		1,023,658		—		(2,898,572)
Prepaid expenses and other items	(1,188,642)		241,242		(236,763)		(1,184,163)

Deferred income tax assets, net	Ps.	7,665,038	Ps.	3,851,836	Ps.	863,571	Ps.	12,380,445

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2017
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations	334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges	231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI	(280,447)		84,134		(196,313)
Available-for-sale investments	1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures	(60,340)		—		(60,340)

Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601

Current tax			Ps.	(78,040)
Deferred tax			(287,996)

			Ps.	(366,036)

	2016
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(255,713)	Ps.	—	Ps.	(255,713)
Exchange differences on translating foreign operations	767,165		356,829		1,123,994
Derivative financial instruments cash flow hedges	789,208		(236,763)		552,445
Warrants exercisable for common stock of UHI	(3,635,399)		1,090,620		(2,544,779)
Available-for-sale investments	(32,379)		9,714		(22,665)
Share of loss of associates and joint ventures	(42,832)		—		(42,832)

Other comprehensive loss	Ps.	(2,409,950)	Ps.	1,220,400	Ps.	(1,189,550)

Current tax			Ps.	356,829
Deferred tax			863,571

			Ps.	1,220,400

	2015
	Before Tax		Tax (Charge) Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(166,044)	Ps.	—	Ps.	(166,044)
Exchange differences on translating foreign operations	498,954		206,520		705,474
Equity instruments	405,132		(121,541)		283,591
Cumulative gain in fair value from equity instruments reclassified to other finance income	(544,402)		163,321		(381,081)
Derivative financial instruments cash flow hedges	25,838		(7,751)		18,087
Convertible Debentures due 2025 issued by UHI	319,307		(95,821)		223,486
Cumulative gain in fair value from Convertible Debentures issuedby UHI reclassified to other finance income	(4,718,175)		1,415,453		(3,302,722)
Warrants exercisable for common stock of UHI	3,303,182		(990,955)		2,312,227
Available-for-sale investments	(80,371)		24,111		(56,260)
Share of income of associates and joint ventures	19,705		—		19,705

Other comprehensive loss	Ps.	(936,874)	Ps.	593,337	Ps.	(343,537)

Current tax			Ps.	206,520
Deferred tax			386,817

			Ps.	593,337

2014 Tax Reform
Income Taxes
Schedule of effects of income tax payable

	2017		2016
Tax losses of subsidiaries, net	Ps.	6,582,543	Ps.	7,575,347
Less: Current portion (a)	1,851,923		1,188,470

Non-current portion (b)	Ps.	4,730,620	Ps.	6,386,877

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2017 and 2016.

(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2017 and 2016.